Other Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2020
Other Non-current Assets
Schedule of other non-current assets

Other non-current assets consisted of the following (in thousands):

	As of	As of
	June 30, 2020	December 31, 2019
Available for sale securities:
ZIM notes, net	$21,567	$20,078
HMM notes, net	10,360	11,377
Equity participation ZIM	75	—
Advances for vessels additions	—	18,800
Advances for vessels acquisition	—	2,507
Other assets	24,969	29,577
Total	$56,971	$82,339

Schedule of available for sale securities at fair value and unrealized losses

The following tables summarizes the unrealized positions for available-for-sale debt securities as of June 30, 2020 and December 31, 2019 (in thousands):

	Amortized cost
Description of securities	basis	Fair value	Unrealized loss
June 30, 2020
ZIM notes	$48,494	$21,567	$(26,927)
HMM notes	23,522	10,360	(13,162)
Total	$72,016	$31,927	$(40,089)

December 31, 2019
ZIM notes	$47,171	$20,078	$(27,093)
HMM notes	22,508	11,377	(11,131)
Total	$69,679	$31,455	$(38,224)

Schedule of unrealized loss on available for sale securities

The unrealized losses, which were recognized in other comprehensive loss, are analyzed as follows as of June 30, 2020 (in thousands):

Unrealized loss
on available for
sale securities
Beginning balance as of January 1, 2020	$(38,224)
Unrealized loss on available for sale securities	(1,865)
Ending balance as of June 30, 2020	$(40,089)